Disclosure of detailed information about geographic areas segment reporting, by country (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Royalty, stream and other interests	$ 1,414,668	$ 1,575,772	$ 494,768
Royalty interests [Member]
Statements Line Items
Royalty, stream and other interests	707,723	770,530	494,768
Stream interests [Member]
Statements Line Items
Royalty, stream and other interests	606,410	700,078	0
Offtake interests [Member]
Statements Line Items
Royalty, stream and other interests	100,535	105,164	$ 0
North America Country Member
Statements Line Items
Royalty, stream and other interests	970,595	1,152,760
North America Country Member | Royalty interests [Member]
Statements Line Items
Royalty, stream and other interests	643,193	713,376
North America Country Member | Stream interests [Member]
Statements Line Items
Royalty, stream and other interests	269,257	382,686
North America Country Member | Offtake interests [Member]
Statements Line Items
Royalty, stream and other interests	58,145	56,698
South America Country Member
Statements Line Items
Royalty, stream and other interests	208,814	205,747
South America Country Member | Royalty interests [Member]
Statements Line Items
Royalty, stream and other interests	27,133	27,047
South America Country Member | Stream interests [Member]
Statements Line Items
Royalty, stream and other interests	181,681	173,591
South America Country Member | Offtake interests [Member]
Statements Line Items
Royalty, stream and other interests	0	5,109
Australia [Member]
Statements Line Items
Royalty, stream and other interests	22,430	22,630
Australia [Member] | Royalty interests [Member]
Statements Line Items
Royalty, stream and other interests	10,002	10,024
Australia [Member] | Stream interests [Member]
Statements Line Items
Royalty, stream and other interests	3,524	0
Australia [Member] | Offtake interests [Member]
Statements Line Items
Royalty, stream and other interests	8,904	12,606
Africa Country Member
Statements Line Items
Royalty, stream and other interests	12,180	12,040
Africa Country Member | Royalty interests [Member]
Statements Line Items
Royalty, stream and other interests	12,180	12,040
Africa Country Member | Stream interests [Member]
Statements Line Items
Royalty, stream and other interests	0	0
Africa Country Member | Offtake interests [Member]
Statements Line Items
Royalty, stream and other interests	0	0
Asian Region Member | Royalty interests [Member]
Statements Line Items
Royalty, stream and other interests	0	0
Asian Region Member | Stream interests [Member]
Statements Line Items
Royalty, stream and other interests	85,544	78,665
Asian Region Member | Offtake interests [Member]
Statements Line Items
Royalty, stream and other interests	33,486	30,751
Europe Country Member
Statements Line Items
Royalty, stream and other interests	81,619	73,179
Europe Country Member | Royalty interests [Member]
Statements Line Items
Royalty, stream and other interests	15,215	8,043
Europe Country Member | Stream interests [Member]
Statements Line Items
Royalty, stream and other interests	66,404	65,136
Europe Country Member | Offtake interests [Member]
Statements Line Items
Royalty, stream and other interests	$ 0	$ 0